SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of effects of stock-based compensation in the statements of operations
	Six Months Ended June 30,
	2 0 2 5	2 0 2 4
Cost of Revenues:
Product	2,106	2,045
Service	1,510	1,441
Research and Development	5,481	5,697
Sales and Marketing	2,468	2,454
General and Administrative	1,068	1,029
Total	12,633	12,666

Schedule of status of the company's share option plans
	2025
	Share Options	Weighted Average Exercise Price
Outstanding – as of December 31, 2024	38,550	35.45
Exercised	(9,161)	32.99
Cancelled	(1,617)	41.03
Outstanding - as of June 30, 2025	27,772	35.94

Options exercisable – as of June 30, 2025	27,772	35.94

Schedule of unvested restricted share units
	2025
	Number of RSUs	Weighted average grant date fair value (USD)
Unvested – as of December 31, 2024	496,536	127.39
Granted	28,107	232.40
Vested	(39,154)	111.94
Canceled	(11,463)	139.63
Unvested – as of June 30, 2025	474,026	134.59